Stock-Based Compensation - Valuation Assumptions (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement expected dividend rate		0.00%	0.00%	0.00%
Share-based compensation arrangement expected term
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement risk free interest rate		1.30%	1.30%	1.60%
Share-based compensation arrangement expected volatility rate		87.00%	78.00%	72.00%
Share-based compensation arrangement expected term		2 years	5 years 3 months 18 days	5 years 3 months 18 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement risk free interest rate		2.20%	2.00%	2.30%
Share-based compensation arrangement expected volatility rate		109.00%	89.00%	78.00%
Share-based compensation arrangement expected term		6 years 10 months 25 days	9 years 10 months 24 days	9 years 10 months 24 days